Notes to the unaudited interim condensed consolidated statement of financial position (Tables)	6 Months Ended
Jun. 30, 2026
Notes to the unaudited interim condensed consolidated statement of financial position
Schedule of intangible assets

In thousands of euros	December 31, 2025	June 30, 2026
Intangible assets, gross	4,094	4,230
Amortization and impairment	(3,911)	(3,920)
Intangible assets, net	182	310

Reconciliation of changes in property, plant and equipment

In thousands of euros	December 31, 2025	June 30, 2026
Property, plant and equipment, gross	19,939	17,952
Depreciation and impairment	(16,960)	(15,592)
Property, plant and equipment, net	2,979	2,360

Schedule of investment in Hepalys is accounted for using the equity method of accounting

(in thousands of euros)	December 31, 2025	June 30, 2026
Non-current assets	12,729	11,556
Current assets	183	1,966
Total assets	12,912	13,522
Shareholders’ equity	12,766	13,389
Current liabilities	146	133
Equity and liabilities	12,912	13,522
Opening net assets	18,368	12,766
Loss for the period(1)	(3,816)	(1,642)
Other comprehensive income	(1,786)	(70)
Capital variations	—	2,335
Closing net assets	12,766	13,389
Group’s share in %	15%	14%
Group’s share	1,869	1,832
Elimination of unrealized profit on downstream sales	(1,378)	(1,340)
Goodwill	37	37
Carrying amount	527	528
(1)	Refer to Note 5.5 – Share of net profit - equity method

Schedule of other non current assets

(in thousands of euros)	December 31, 2025	June 30, 2026
Long-term deposit accounts	115	836
Advance payments – non-current	1,047	1,047
Allowance for doubtful accounts	—	(33)
Other non‑current assets	1,162	1,849

Schedule of trade receivables and others break down

(in thousands of euros)	December 31, 2025	June 30, 2026
3 months or less	2,016	3,734
Trade receivables and others	2,016	3,734

Schedule of other current assets and receivables

(in thousands of euros)	December 31, 2025	June 30, 2026
CIR and other research tax credits	2,267	3,080
Other	14	3
Tax receivables	2,281	3,083
Prepaid expenses	3,952	1,660
Short-term deposit accounts	131,558	67,765
Current accrued income	1,575	862
Liquidity agreement - Cash	527	—
VAT receivables	3,148	2,677
Other receivables	101	57
Other current assets	140,861	73,021
Other current assets and tax receivables	143,142	76,104

Schedule of cash and cash equivalents balance from the statement of cash flows

(in thousands of euros)	December 31, 2025	June 30, 2026
Other cash equivalents (1)	82,628	132,293
Cash at bank and at hand	16,684	33,835
Cash and cash equivalents (2)	99,312	166,127
Cash and cash equivalents balance from the statement of cash flows	99,312	166,127
(1)	Other cash equivalents correspond to short - term bank deposits
(2)	Balances presented in the statement of financial position

Schedule of changes in share capital

			Premiums
(In euros, except number of shares)		Share	related to	Number of	Nominal
Date	Nature of the transactions	capital	share capital	shares	value
Balance as of December 31, 2025		1,932,370	528,230,262	193,236,978	0.01
January 1, 2026	Transaction costs related to the Public offering (American Depositary Shares) of November 18, 2025	—	(428,028)	—	—
January 14, 2026	Structured Financing (Exercise of T1bis warrants)	20,594	2,759,577	2,059,386	0.01
January 23, 2026	Structured Financing (Exercise of T2 warrants)	111,111	14,888,889	11,111,111	0.01
February 11, 2026	Structured Financing (Exercise of T1 warrants)	13,000	1,742,000	1,300,000	0.01
April 23, 2026	Structured Financing (Exercise of T1 warrants)	13,000	1,742,000	1,300,000	0.01
June 5, 2026	Equity Offering	272,727	94,989,798	27,272,727	0.01
Balance as of June 30, 2026		2,362,802	643,924,498	236,280,202	0.01

Schedule of stock option plans

	Decision of		Fair value	Outstanding				Outstanding
	issuance by the	Grant	at grant date	at Jan 1,			Forfeited /	at June 30,
Type	Board of Directors	Date	(in euros)	2026	Issued	Exercised	Lapsed	2026
SO 2024-1	12/20/2024	01/23/2025	1.10	12,898,116	—	—	—	12,898,116
SO 2024-2	12/20/2024	01/23/2025	1.10	213,000	—	—	—	213,000
SO 2025-1	10/10/2025	10/10/2025	1.77	1,865,750	—	—	(7,500)	1,858,250
SO 2025-2	12/02/2025	12/04/2025	1.78	6,000,000	—	—	—	6,000,000
SO 2025-3	12/15/2025	01/26/2026	3.68	1,145,500	—	—	—	1,145,500
SO 2026-1	06/09/2026	06/09/2026	1.68	—	1,067,000	—	—	1,067,000
SO 2026-2	06/30/2026	07/07/2026	1.83	—	3,000,000	—	—	3,000,000
TOTAL Stock options				22,122,366	4,067,000	—	(7,500)	26,181,866

Schedule of valuation approach for European investment bank warrants

As of June 30, 2026
(Shareholders approval
New EIB Warrants	and valuation date)
Number of warrants outstanding	15,677,573
Number of shares per warrant	1.00
Stock price (€)	3.22
Maturity (years)	9.5
Volatility	58.6%
Strike price (€)	0.01
Risk free rate	3.7%
Expected dividends	—
Fair Value (k€)	50,400
Unit Fair value (€)	3.21

Schedule of Debt, Derivatives and Royalty Certificates liabilities

			Debt carried on the
June 30, 2026			balance sheet on
(in thousands of euros)	Short-term	Long-term	June 30, 2026
Bank borrowings	10,716	52,994	63,710
Accrued interest payable on loans	624	—	624
Lease liabilities	1,974	351	2,325
Debt	13,314	53,345	66,659
Derivatives	—	13,051	13,051
Royalty certificates liabilities	—	59,079	59,079
Total	13,314	125,475	138,789

			Debt carried on the
December 31, 2025			balance sheet on
(in thousands of euros)	Short-term	Long-term	December 31, 2025
Bank borrowings	29,836	21,398	51,234
Accrued interest payable on loans	436	5,418	5,855
Lease liabilities	2,036	735	2,771
Debt	32,309	27,551	59,860
Derivatives	—	119,385	119,385
Royalty certificates liabilities	—	51,645	51,645
Total	32,309	198,581	230,890

Schedule of changes in liabilities

	Bank borrowings						Derivatives
		PGE		BlackRock -	Accrued			Convertible
		&		Claret	interest			option		Royalty
	Bank	PPR	EIB	Tranche	payable	Lease	EIB	(Convertible	Lenders	certificates
In thousands of euros	overdraft	Loans	loan	A & B	on loans	liabilities	Warrants	Bonds)	Warrants	liabilities	Total
As of December 31, 2025	13	5,928	45,292	—	5,855	2,771	119,385	—	—	51,645	230,890
Principal received	(13)	—	—	59,015	—	—	—	10,588	—	—	69,589
Decrease in loans	—	(1,478)	(50,000)	—	—	—	(50,000)	—	—	—	(101,478)
Interest paid	—	(75)	(12,204)	(392)	—	—	—	—	—	—	(12,671)
Payment of lease liabilities	—	—	—	—	—	(1,167)	—	—	—	—	(1,167)
Cash flow from (used in) financing activities	(13)	(1,553)	(62,204)	58,623	—	(1,167)	(50,000)	10,588	—	—	(45,726)
Lease new contract / reassessment	—	—	—	—	—	671	—	—	—	—	671
Initital recognition at fair value	—	—	—	—	—	—	—	—	3,784	—	3,784
Change in fair value	—	—	—	—	—	—	(69,385)	(1,012)	(309)	—	(70,705)
Cumulative fixed interest expense accrual	—	75	11,394	637	(5,231)	48	—	—	—	7,433	14,374
Catch-up impact of the debt remeasurement	—	—	5,517	—	—	—	—	—	—	—	5,500
Foreign exchange gain (loss)	—	—	—	—	—	2	—	—	—	—	2
Non-cash from (used in) financing activities	—	75	16,912	637	(5,231)	721	(69,385)	(1,012)	3,475	7,433	(46,375)
As of June 30, 2026	—	4,450	—	59,260	624	2,325	—	9,576	3,475	59,079	138,789

	Bank borrowings					Derivatives
						T2
						New
						Shares
				Accrued		and T2
		PGE		interest		BSAs		Royalty
	Bank	&	EIB	payable	Lease	call	EIB	certificates
In thousands of euros	overdraft	PPR Loans	loan	on loans	liabilities	options	Warrants	liabilities	Total
As of December 31, 2024	9	9,195	35,993	4,477	4,654	73,400	24,315	29,207	181,250
Principal received	3	—	—	—	—	—	—	—	3
Decrease in loans	—	(1,791)	—	—	—	—	—	—	(1,791)
Payment of lease liabilities	—	—	—	—	(1,317)	—	—	—	(1,317)
Cash flow from (used in) financing activites	3	(1,791)	—	—	(1,317)	—	—	—	(3,104)
Lease new contract / reassessment	—	—	—	—	739	—	—	—	739
Change in fair value	—	—	—	—	—	(73,400)	17,936	—	(55,464)
Cumulative fixed interest expense accrual	—	—	4,286	933	—	—	—	4,208	9,427
Foreign exchange gain (loss)	—	—	—	—	(49)	—	—	—	(49)
Non-cash from (used in) financing activites	—	—	4,286	933	690	(73,400)	17,936	4,208	(45,347)
As of June 30, 2025	12	7,404	40,279	5,410	4,027	—	42,251	33,415	132,798

Schedule of valuation approach for EIB warrants

	Tranche A EIB	Tranche B EIB
	Warrants (2022)	Warrants (2024)
Grant date	11/28/2022	01/04/2024
Expiration date	11/28/2034	01/04/2036
Number of warrants issued	2,266,023	3,144,654
Number of shares per BSA	1	1
Subscription premium price per share (€)	0.01	0.01
Exercise price per share (€)	4.02	3.95
Valuation method	Longstaff Schwartz	Longstaff Schwartz

			As of June 1, 2026
	As of November 28, 2022		(EIB Transactions
Tranche A EIB Warrants (2022)	(Grant Date)	As of December 31, 2025	Execution Date)
Number of warrants outstanding	2,266,023	2,266,023	2,266,023
Number of shares per warrant	1.00	6.46	6.46
Stock price (€)	4.13	3.95	4.19
Maturity (years)	12	8.9	8.5
Volatility	68%	56.2%	56.8%
Cap of the put option (k€)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (k€)	9,469	61,004	66,256
Unit Fair value (€)	4.18	26.92	29.24

			As of June 1, 2026
	As of January 4, 2024		(EIB Transactions
Tranche B EIB Warrants (2024)	(Grant Date)	As of December 31, 2025	Execution Date)
Number of warrants outstanding	3,144,654	3,144,654	3,144,654
Number of shares per warrant	1.00	5.05	5.05
Stock price (€)	4.12	3.95	4.19
Maturity (years)	12	10.0	9.6
Volatility	62%	56.2%	56.8%
Cap of the put option (k€)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (k€)	11,809	58,381	61,698
Unit Fair value (€)	3.76	18.57	19.62

Schedule of valuation approach for lenders' warrants

	As of June 12, 2026	As of June 30, 2026
Lenders’ Warrants	(Grant date)	(Valuation date)
Number of warrants outstanding	1,624,196	1,624,196
Number of shares per warrant	1.00	1.00
Stock price (€)	3.42	3.22
Maturity (years)	10.0	10.0
Volatility	58.9%	58.6%
Strike price (€)	4.16	4.16
Risk free rate	3.9%	3.7%
Expected dividends	—	—
Fair Value (k€)	3,784	3,476
Unit Fair value (€)	2.33	2.14

Schedule of provisions

			Reversals	Reversals
(in thousands of euros)	January 1, 2026	Additions	used	unused	June 30, 2026
Short-term provisions	1,071	614	(705)	—	980
Total Provisions	1,071	614	(705)	—	980

Schedule of provision recorded in respect of defined benefit schemes at the end of each reporting period

(in thousands of euros)	December 31, 2025	June 30, 2026
Retirement benefit obligations	755	680
Total obligation	755	680

Schedule of change in the provision recorded in respect of defined benefit schemes

(in thousands of euros)	June 30, 2025	June 30, 2026
Provision at beginning of period	(1,762)	(755)
Gain / (Expense) for the period	778	2
Actuarial gains or losses recognized in other comprehensive income	93	73
Provision at end of period	(891)	(680)

Schedule of breakdown of expense recognized for the period

(in thousands of euros)	June 30, 2025	June 30, 2026
Service cost for the period	(106)	(64)
Interest cost for the period	(30)	(15)
Past service costs	747	—
Benefits for the period	167	82
Plan curtailments and modifications	—	—
Total	778	2

Schedule of other current liabilities

(in thousands of euros)	December 31, 2025	June 30, 2026
Employee-related payables	2,734	2,960
Accrued payroll and other employee-related taxes	10,739	11,212
VAT payables	1,622	1,116
Other accrued taxes and employee-related expenses	148	284
Other miscellaneous payables	2,738	190
Other current liabilities	17,981	15,761

Schedule of trade payables and other current liabilities

(in thousands of euros)	December 31, 2025	June 30, 2026
Trade payables	26,017	34,532
Trade payables and other current liabilities	26,017	34,532

Schedule of trade payables break down by payment

(in thousands of euros)	December 31, 2025	June 30, 2026
Due in 30 days	24,770	32,811
Due in 30-60 days	1,247	215
Due in more than 60 days	—	1,506
Trade payable	26,017	34,532

Schedule of financial assets and liabilities

	June 30, 2026
		Financial
	Book value	assets/liabilities	Financial
	on the	carried at	assets	Liabilities
	statement	fair value	carried at	carried at
	of financial	through	amortized	amortized
Financial assets	position	profit or loss	cost	cost	Fair value
Long-term deposit accounts (2)	836	—	836	—	836
Current accrued income (1)	862	—	862	—	862
Short-term deposit accounts (1)	67,765	—	67,765	—	67,765
Trade receivables (1)	3,734	—	3,734	—	3,734
Other receivables (1)	57	—	57	—	57
Cash and cash equivalents (3)	166,127	—	166,127	—	166,127
Total	238,381	—	239,381	—	239,381

Financial liabilities
Long-term debt (4)(5)	53,345	—	—	53,345	53,981
Derivative instruments (6)	13,051	13,051	—	—	13,051
Royalty certificates liabilities (4)	59,079	—	—	59,079	154,396
Short-term debt (1)	13,314	—	—	13,334	13,314
Trade payables (1)	34,532	—	—	34,532	34,532
Other miscellaneous payables (1)	190	—	—	190	190
Total	173,512	13,051	—	160,460	269,465
(1)	The carrying amount of short-term financial assets and liabilities at amortized cost is considered a reasonable estimate of fair value, in accordance with IFRS 7.29.
(2)	The fair value of long-term deposit accounts is determined using a discounted cash flow model based on the contractual reimbursement amount and the estimated market discount rate applicable, therefore classified within level 3 IFRS 13 fair value hierarchy.
(3)	The carrying amount of cash and cash equivalents is based on level 1 valuation and corresponds to the fair value of the assets.
(4)	The fair value of royalty certificates, the Lenders’ Tranche A and the Lenders’ Tranche B, accounted for at amortized cost, is determined using level 3 valuation based on unobservable inputs, as described in Note 4.9 – Debt, derivatives and royalty certificates liabilities.
(5)	The classification of other bank borrowings within the IFRS 13 fair value hierarchy corresponds to a level 3 valuation.
(6)	The fair value of derivative instruments, including the conversion option embedded in the Convertible Bonds, the Lenders’ Warrants, is determined using valuation techniques based on significant unobservable inputs and is therefore classified within Level 3 of the IFRS 13 fair value hierarchy. Further information is provided in Note 4.9 – Debt, derivatives and royalty certificates liabilities.

	December 31, 2025
		Financial
	Book value	assets/liabilities	Financial
	on the	carried at	assets	Liabilities
	statement	fair value	carried at	carried at
	of financial	through	amortized	amortized
Financial assets	position	profit or loss	cost	cost	Fair value
Long-term deposit accounts	115	—	115	—	115
Current accrued income(1)	1,575	—	1,575	—	1,575
Short-term deposit accounts(1)	131,558	—	131,558	—	131,558
Trade receivables(1)	2,016	—	2,016	—	2,016
Other receivables(1)	1,919	—	1,919	—	1,919
Cash and cash equivalents(2)	99,312	—	99,312	—	99,312
Total	236,494	—	236,494	—	236,494

Financial liabilities
Long-term debt(3)(4)	27,609	—	—	27,609	27,609
Derivative instruments(5)	119,385	119,385	—	—	119,385
Royalty certificates liabilities(3)	51,645	—	—	51,645	154,996
Short-term debt(1)	32,309	—	—	32,309	32,309
Trade payables(1)	26,017	—	—	26,017	26,017
Other miscellaneous payables(1)	2,738	—	—	2,738	2,738
Total	259,704	119,385	—	140,319	363,055
(1)	The carrying amount of short-term financial assets and liabilities at amortized cost is considered a reasonable estimate of fair value, in accordance with IFRS 7.29.
(2)	The carrying amount of cash and cash equivalents is based on level 1 valuation and corresponds to the fair value of the assets.
(3)	The fair value of royalty certificates and EIB financial debt, accounted for at amortized cost, is determined using level 3 valuation based on unobservable inputs, as described in Note 4.9 – Debt, derivatives and royalty certificates liabilities.
(4)	The classification of other bank borrowings within the IFRS 13 fair value hierarchy corresponds to a level 2 valuation.
(5)	The fair value of derivative instruments is determined using level 3 valuation based on unobservable inputs, as described in Note 4.9 – Debt, derivatives and royalty certificates liabilities.

BSPCE share warrants and BSA share warrants
Notes to the unaudited interim condensed consolidated statement of financial position
Schedule of movements in BSPCE and BSA share warrants and AGA

	Decision of issuance		Exercise	Outstanding				Outstanding	Number of
	by the Board		price	at Jan 1,			Forfeited /	at June 30,	exercisable
Type	of Directors	Grant Date	(in euros)	2026	Issued	Exercised	Lapsed	2026	shares
BSPCE - Plan 2021	04/16/2021	04/16/2021	11.74	430,000	—	—	—	430,000	430,000
TOTAL BSPCE share warrants				430,000	—	—	—	430,000	430,000
BSA - Plan 2017	05/29/2017	05/29/2017	6.67	130,000	—	—	—	130,000	130,000
BSA - Plan 2018	12/14/2018	12/14/2018	6.07	116,000	—	—	—	116,000	116,000
BSA 2019	06/28/2019	06/28/2019	2.20	10,000	—	—	—	10,000	10,000
BSA 2019 bis	03/09/2020	03/09/2020	3.68	10,000	—	—	—	10,000	10,000
BSA 2019 ter	03/09/2020	03/09/2020	3.68	36,000	—	—	—	36,000	36,000
BSA 2021	04/16/2021	04/16/2021	11.74	14,333	—	—	—	14,333	14,333
BSA 2023	05/25/2023	05/25/2023	2.51	10,000	—	—	—	10,000	—
BSA 2023 - 2	12/15/2023	12/15/2023	3.91	20,000	—	—	—	20,000	—
BSA 2026	06/30/2026	06/30/2026	3.28	—	300,000	—	—	300,000	300,000
TOTAL BSA share warrants				346,333	300,000	—	—	646,333	616,333
Total share warrants				776,333	300,000	—	—	1,076,333	1,046,333

AGA
Notes to the unaudited interim condensed consolidated statement of financial position
Schedule of movements in BSPCE and BSA share warrants and AGA

	Decision of issuance		Stock price	Outstanding				Outstanding
	by the Board		at grant date	at Jan 1,			Forfeited /	at June 30,
Type	of Directors	Grant Date	(in euros)	2026	Granted	Vested	Lapsed	2026
AGA 2023-1	05/25/2023	05/25/2023	2.60	385,706	—	—	—	385,706
AGA 2024-1 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	276,849	—	—	—	276,849
AGA 2024-2 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	113,179	—	—	—	113,173
AGA 2024-3 (Tr1 - Tr2 - Tr3)	12/13/2024	01/06/2025	2.30	975,043	—	—	(29,749)	945,294
AGA 2024-4 (Tr1 - Tr2 - Tr3)	12/13/2024	01/17/2025	2.30	113,000	—	—	(23,183)	89,817
AGA 2025-1 (Tr1 - Tr2 - Tr3)	09/30/2025	09/30/2025	3.67 - 4.92	1,588,663	—	—	—	1,588,663
AGA 2025-1 (Tr4)	09/30/2025	09/30/2025	3.61 - 4.76	630,070	—	—	—	630,070
AGA 2025-2	09/26/2025	09/26/2025	4.95	2,298,000	—	—	(74,601)	2,223,399
AGA 2025-4	12/15/2025	12/15/2025	3.79	68,000	—	—	(5,000)	63,000
AGA 2025-5	12/15/2025	12/15/2025	3.79	500,000	—	—	—	500,000
AGA 2026-1	03/27/2026	03/27/2026	5.15	—	434,000	—	(5,000)	429,000
AGA 2026-1bis	03/27/2026	03/27/2026	5.15	—	38,000	—	—	38,000
AGA 2026-2	05/01/2026	05/01/2026	4.31	—	137,500	—	—	137,500
AGA 2026-2bis	05/01/2026	05/01/2026	4.31	—	450,000	—	—	450,000
TOTAL free shares				6,948,504	1,059,500	—	(137,533)	7,870,471

Schedule of main characteristics of share-based payment plan

	AGA 2026-1	AGA 2026-1bis	AGA 2026-2	AGA 2026-2bis
	(Tr1 - Tr2 - Tr3)	(Tr1 - Tr2 - Tr3)	(Tr1 - Tr2 - Tr3)	(Tr1 - Tr2 - Tr3)
Decision of issuance by the Board of Directors	03/27/2026	03/27/2026	05/01/2026	05/01/2026
Grant date	03/27/2026	03/27/2026	05/01/2026	05/01/2026
Beneficiary	Employees and Susan Coles (Chief Legal Officer)	Employees	Employees	Axel-Sven Malkomes (Chief Financial Officer)
Holding period (year)	3	3	3	3
Service condition	Yes	Yes	Yes	Yes
Performance condition	No	No	No	No
Number of AGA granted	434,000	38,000	137,500	450,000
Number of shares per AGA	1	1	1	1
Valuation method used	Share price	Share price	Share price	Share price
Fair value per AGA at grant date	5.15	5.15	4.31	4.31
Expected volatility	N/A	N/A	N/A	N/A
Average life (years)	N/A	N/A	N/A	N/A
Risk-free rate	N/A	N/A	N/A	N/A
Expected dividends	—	—	—	—
Stock price reference	N/A	N/A	N/A	N/A
Non-transferable discount	N/A	N/A	N/A	N/A

Stock options
Notes to the unaudited interim condensed consolidated statement of financial position
Schedule of measurements for share options granted

	SO 2025-3	SO 2026-1	SO 2026-2
Decision of issuance by the Board of Directors	12/15/2025	06/09/2026	06/30/2026
Grant date	01/26/2026	06/09/2026	07/07/2026
Beneficiary	Employees	Employees and Pamela Herbster, (Chief People Officer)	Mark Pruzanski (Chairman of the Board of Directors)
Vesting period (year)	3	3	1.5
Holding period (year)	1	1	1
Service condition	Yes	Yes	Yes
Performance condition	No	No	Yes
Number of SO granted	1,145,500	1,067,000	3,000,000
Number of shares per SO	1	1	1
Valuation method used	Black & Scholes	Black & Scholes	Black & Scholes
Fair value per SO at grant date	3.68	1.68	1.83
Expected volatility	57.3%	59.0%	58.7%
Average life (years)	5	5	5
Risk-free rate	2.7%	3.1%	3.1%
Expected dividends	—	—	—
Stock price reference	3.63	€3.26	€3.33 €
Non-transferable discount	N/A	N/A	N/A